Shareholders’ Equity - Summary of Share Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options
Share options outstanding, beginning of year (shares)	6,309,183.000000	4,533,761
Granted (shares)	2,287,385.000000	2,811,460
Exercised (shares)	(76,177.000000)	(57,275)
Forfeited, Number of options	(1,165,435.000000)	(878,013)
Expired, Number of options	(311,000.000000)	(100,750)
Share options outstanding, end of year (shares)	7,043,956.000000	6,309,183.000000
Share options exercisable, end of year (shares)	2,921,641.666654	2,897,723,000,000
Exercise price
Share options outstanding, beginning of year (per share)	$ 25.18	$ 32.35
Granted (per share)	19.12	16.69
Exercised (per share)	14.52	20.68
Forfeited (per share)	27.31	36.47
Expired (per share)	36.16	14.60
Share options outstanding, end of year (per share)	22.49	25.18
Share options exercisable, end of year (per share)	$ 27.70	$ 32.01